Subsequent Events - Additional Information (Details) - USD ($)	1 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Total stockholders' equity		$ 8,904,015	$ (1,196,708)	$ (831,814)
Reserves
Disclosure of non-adjusting events after reporting period [line items]
Total stockholders' equity		$ 20,921,005	$ 5,363,188	$ 4,033,794
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Number of pre-funded warrants issued in connection with private investment in public equity	2,343,309
Warrants exercise price	$ 0.0001
Number of shares issued in connection with exercise of pre-funded warrants	2,303,309